Organization and Business Description (Details)		6 Months Ended
	Mar. 13, 2026	Jun. 30, 2026
Organization and Business Description [Line Items]
Incorporation date		Oct. 11, 2022
Class A Ordinary Shares [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Common Stock, Voting Rights	10
Class A Ordinary Shares [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Common Stock, Voting Rights	100